Summary of Business and Significant Accounting Policies - Accumulated Other Comprehensive Loss - Reclassifications (Details) - Benefit plans $ in Thousands	12 Months Ended
Dec. 30, 2016 USD ($)
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Net of tax reclassification adjustment	$ 72,402
Selling, general and administrative expense
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Pretax reclassification adjustment	$ 95,500